Dividends and other reserves - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2020 of 42.47 pence per share (2019 - 42.47 pence)	£ 992	£ 1,006
Final dividend per share (in GBP per share)			£ 0.4247	£ 0.4247